Related Party Transactions	2 Months Ended	3 Months Ended
	Dec. 31, 2017	Mar. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions

Note 5 - Related Party Transactions

The following is a description of transactions between the Company and related parties:

Advances from stockholder

At December 31, 2017, the Company had received advances from a stockholder totaling $28,728 to fund certain costs. Subsequent to year end, the Company received additional advances of approximately $205,000 to cover additional operating expenses.

Note 6 - Related Party Transactions

The following is a description of transactions between the Company and related parties:

Advances from stockholder

As of March 31, 2018, the Company had received advances from a stockholder totaling $91,856 to fund certain costs, of which $63,128 was provided during the three month period ending March 31, 2018. Subsequent to quarter end, the Company received additional advances of approximately $140,000 to cover additional operating expenses.